Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Related Party Disclosures
Related Party Disclosures

30. Related Party Disclosures

Related Party Transactions

The company enters into transactions with related parties in the normal course of business, which includes purchases of feedstock, distribution of refined products, and the sale of refined products and byproducts. These transactions are with joint ventures and associated entities in the company’s Refining and Marketing operations, including pipeline, refined product and petrochemical companies. A summary of the significant related party transactions as at and for the years ended December 31, 2025 and 2024 are as follows:

($ millions)	2025	2024
Sales(1)	1 468	1 504
Purchases	109	130
Accounts receivable	40	41
Accounts payable and accrued liabilities	—	—

(1)	Includes sales to Petroles Cadeko Inc. of $809 million (2024 – $823 million).

Compensation of Key Management Personnel

Compensation of the company’s Board of Directors and members of the Executive Leadership Team for the years ended December 31 is as follows:

($ millions)	2025	2024
Salaries and other short-term benefits	17	12
Pension and other post-retirement benefits	2	2
Share based compensation	76	63
	95	77